Lease liabilities (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current	$ 3,066,826	$ 3,600,232	$ 804,574
Total		5,267,210	1,669,857
Within 1 year or on demand
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current		1,666,978	865,283
Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current		1,191,547	543,036
More than 2 years but less than 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current		1,298,897	$ 261,538
After 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Lease liabilities, non-current		$ 1,109,788